Joint Stock Ownership Plan Reserve (Details Narrative) - 'A' Ordinary Shares - JSOP Trust - shares	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Ordinary shares eligible for issue		868,794
Discretionary vesting of shares	20.00%	20.00%
Shares held by the Trust		1,253,656